Condensed Consolidated Statements Of Changes In Shareholders' Equity (Unaudited) - USD ($)	Common stocks	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income	Total
Balance at Mar. 31, 2018	$ 20,000	$ 1,463,757	$ 1,544,645	$ 257,373	$ 3,285,775
Balance, shares at Mar. 31, 2018	20,000,000
Net income			995,046		995,046
Foreign currency translation gain				321,074	321,074
Foreign currency translation loss					321,074
Balanece at Sep. 30, 2018	$ 20,000	1,463,757	2,539,691	578,447	4,601,895
Balance, shares at Sep. 30, 2018	20,000,000
Balance at Mar. 31, 2019	$ 22,706	7,950,782	3,083,872	50,395	11,107,755
Balance, shares at Mar. 31, 2019	22,706,701
Net income			(2,348,069)		(2,348,069)
Foreign currency translation gain		3,487,226			3,487,226
Issuance of convertible notes		2,549,392			2,549,392
Issuance of shares for convertible note principal and interest partial settlement	$ 518	906,854			907,372
Issuance of shares for convertible note principal and interest partial settlement, shares	518,165
Foreign currency translation loss				(807,315)	(807,315)
Balanece at Sep. 30, 2019	$ 23,224	$ 11,407,028	$ 735,803	$ (756,920)	$ 11,409,135
Balance, shares at Sep. 30, 2019	23,224,866